SHARE CAPITAL (Details Narrative)									1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 28, 2026 USD ($)	Sep. 28, 2026 CAD ($) $ / shares shares	Jun. 09, 2026 USD ($) shares	Jun. 09, 2026 CAD ($) shares	Feb. 23, 2026 CAD ($) shares	Jul. 21, 2025 CAD ($) shares	Jun. 12, 2025 CAD ($) shares	May 05, 2025 CAD ($) shares	Jun. 30, 2023 CAD ($)	Sep. 30, 2026 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($) $ / shares	Sep. 30, 2025 CAD ($)	Sep. 30, 2026 CAD ($) shares Segments $ / shares	Sep. 30, 2025 CAD ($)	Dec. 31, 2025 CAD ($) shares $ / shares	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Number of stock issued for restrcited share units | shares													420,029
Proceeds from issue of ordinary shares	$ 10,000,000	$ 14,185,320			$ 68,277,951	$ 34,279,276	$ 18,758,889	$ 4,973,404					$ 82,463,271	$ 58,277,541
Net proceeds from issue of ordinary shares		12,270,044			60,141,104	30,178,469	16,500,747	4,144,088
Issuance cost		$ 1,247,758					2,258,143	$ 829,316			$ 125,258		4,000,599	4,977,946
Warrants exercise term	3 years	3 years
Issuance cost					8,136,847
Equity					5,722,350					$ 150,459,326	96,596,795	$ 70,432,421	150,459,326	70,432,421	$ 96,596,795	$ 4,621,783
Other expenses					2,414,497
Proceeds from issuance of warrant													20,025	23,941,100
Number of warrants convertible to shares | shares								100,000
Issuance cost						4,100,807							2,414,497
Share issue costs													$ 6,414,980	$ 5,005,668
Number of options, granted													0
Number of RSUs granted | shares													1,693,484
Fair value of RSU granted													$ 6,158,613
Issued capital										309,186,815	$ 229,698,507		309,186,815		$ 229,698,507
Adjustments for share-based payments										1,648,365		474,729	$ 6,816,644	$ 1,139,063
Weighted average remaining contractual life of warrants													3 years 3 months 10 days		4 years 6 months
Revenue										2,048,425		2,155,993	$ 7,025,015	5,818,963
Expense										$ 13,583,099		5,346,776	$ 37,662,782	14,232,125
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares										$ 5.61	$ 4.59		$ 5.61		$ 4.59
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares										$ 6.87	$ 13.21		$ 6.87		$ 13.21
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares								100,000
Proceeds from issue of ordinary shares					$ 20,244,448		676,418
Pre-funded warrants | shares					2,120,000					1,053,506			1,053,506
Proceeds from issuance of warrant								$ 427,407
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Issuance cost		$ 667,518			$ 2,976,520		632,798	163,757
Issuance cost						$ 1,429,172
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares					$ 48,033,503		$ 18,082,472	$ 4,545,997
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued for the exercise of warrants, shares | shares						11,712,347
Number of stock issued | shares		1,869,159			5,030,000	4,672,895	5,500,000	1,715,000
Ordinary share price per share | $ / shares		$ 5.35
Share issue costs									$ 140,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares		112,150
Exercise price | $ / shares		$ 9.4595
Overallotment shares [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares								100,000
Net proceeds from issue of ordinary shares								$ 265,970
Issuance cost								28,030
Shares issued for financing cost								$ 294,000
Compensation warrants [member]
IfrsStatementLineItems [Line Items]
Adjustments for share-based payments										$ 501,656			$ 617,423
Description of warrant issued													90
Compensation warrants [member] | 6 month [member]
IfrsStatementLineItems [Line Items]
Description of warrant issued													15% 6 months after the exercise date
Compensation warrants [member] | 12 month [member]
IfrsStatementLineItems [Line Items]
Description of warrant issued													15% 12 months after the exercise date
Compensation warrants [member] | 18 month [member]
IfrsStatementLineItems [Line Items]
Description of warrant issued													15% 18 months after the exercise date
Compensation warrants [member] | 24 month [member]
IfrsStatementLineItems [Line Items]
Description of warrant issued													15% 24 months after the exercise date
Compensation warrants [member] | 30 month [member]
IfrsStatementLineItems [Line Items]
Description of warrant issued													15% 30 months after the exercise date
Compensation warrants [member] | 36 month [member]
IfrsStatementLineItems [Line Items]
Description of warrant issued													15% 36 months after the exercise date
Compensation warrants [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Shares issued for the exercise of warrants, shares | shares			386,670	386,670
Common shares consideration
Shares issued for the exercise of warrants			$ 2,500,000
Compensation warrants [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Shares issued for the exercise of warrants, shares | shares			309,336	309,336
Shares issued for the exercise of warrants			$ 2,500,000
Revenue			1,500,000
Share issued for maximum portion to settle in shares value			$ 2,000,000
Compensation warrants [member] | First Tranche [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants				$ 2,143,389
Description on grant discount for lack of marketability rate			on grant date using a discount for lack of marketability, as 90% of the shares will be released from escrow over a period of three years from the date of conversion.	on grant date using a discount for lack of marketability, as 90% of the shares will be released from escrow over a period of three years from the date of conversion.
Compensation warrants [member] | First Tranche [Member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Expense										501,656			$ 617,423
Compensation warrants [member] | Second Tranche [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants				$ 2,236,343
Description on grant discount for lack of marketability rate			on grant date using a discount for lack of marketability as 90% of the shares will be released from escrow over a period of three years from the date of conversion.	on grant date using a discount for lack of marketability as 90% of the shares will be released from escrow over a period of three years from the date of conversion.
Warrants on cash portion			$ 576,322
Warrants on shares portion			$ 1,660,021
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for restrcited share units | shares													774,738		216,738
Shares issued for the exercise of warrants, shares | shares													2,124,084
Number of RSUs granted | Segments													1,270,113
Employee benefits expense													$ 2,699,672
Adjustments for share-based payments										1,146,709		$ 473,716	6,199,221	$ 1,136,023
Expense from share-based payment transactions with employees										996,697			5,771,813
Stock issued for RSU										150,012			428,029
Restricted stock units [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Issued capital										400,000,000			400,000,000
Restricted stock units [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Issued capital										500,000,000			$ 500,000,000
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Description of exercisable and vesting requirements													Each RSU is exercisable into one common share of the Company upon the vesting conditions being met for a period of eighteen months to 3 years from the grant date.
Number of RSUs issued | shares													745,840
RSU's with fair value													$ 5,593,400
Number of RSU issuance | shares													2,066,285
Fair value of RSU issuance													$ 8,601,477
Vesting description													vest over 1-3 years
Number of RSUs granted | shares													2,066,285		450,964
Adjustments for share-based payments										$ 1,146,709			$ 6,199,221
Performance based RSU’s [member]
IfrsStatementLineItems [Line Items]
Number of RSUs issued | shares													1,320,445
RSU's with fair value													$ 3,008,077
Number of RSUs granted | shares													1,270,113
Fair value of RSU granted													$ 2,699,672
Performance based RSU’s [member] | Non-CEO executives [member]
IfrsStatementLineItems [Line Items]
Number of RSUs granted | Segments													25,166
Employee benefits expense													$ 205,606
Non-performance based RSU’s [member]
IfrsStatementLineItems [Line Items]
Vesting description													representing 25% of the total grant, vested on grant, with the remaining performance RSUs representing 75% of the grant, vesting 25% per anniversary over 3 years
Number of RSUs granted | shares													423,371
Fair value of RSU granted													$ 3,458,941